OIL AND GAS PROPERTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
OIL AND GAS PROPERTIES
Schedule of oil and natural gas properties
	December 31, 2022	Depletion and Adjustments	March 31, 2023

Proved developed producing oil and gas properties
United States cost center	$78,433,316	$-	$78,433,316
Accumulated depreciation, depletion and amortization	(78,370,049)	(1,360)	(78,371,409)
Proved developed producing oil and gas properties, net	$63,267	$(1,360)	$61,907

	December 31, 2021	Depletion and Adjustments	December 31, 2022

Proved developed producing oil and gas properties
United States cost center	$78,433,316	$-	$78,433,316
Accumulated depreciation, depletion and amortization	(78,364,432)	(5,617)	(78,370,049)
Proved developed producing oil and gas properties, net	$68,884	$(5,617)	$63,267